Income Tax (Details 1) - CAD ($)	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jul. 31, 2018
Statement [Line Items]
Net deferred tax asset (liability)	$ 0	$ 0
Equipment	(820)	(34,741)
Intangible assets	(1,130)	0
Right-of-use assets	0	3,251,638	$ 1,735,346	$ 1,974,759
Lease liability	0	4,702,292	$ 1,776,115	$ 1,906,403
USA [Member]
Statement [Line Items]
Tax loss carryforwards	0	17,781
CDA [Member]
Statement [Line Items]
Right-of-use assets	0	(877,943)
Lease liability	0	886,753
Non-capital loss	$ 1,950	$ 8,150